Rule 24f-2 Notice

                            FEDERATED INDEX TRUST

                                 (Fund Name)


                          Federated Investors Tower
                     Pittsburgh, Pennsylvania 15222-3779

                            1933 Act No. 33-33852


  (i) fiscal period for which notice is filed October 31, 1995

 (ii) The number or amount of securities of the
      same class or series, if any, which had
      been registered under the Securities Act
      of 1933, other than pursuant to Rule 24f-2
      but which remained unsold at November 1, 1994,
      the beginning of the Registrant's fiscal
      period                               -0-

 (iii) The number or amount of securities, if any, registered during the fiscal period of this notice other than pursuant to
      Rule 24f-2                            -0-         -0-

 (iv) The number or amount of securities
      sold during the fiscal period of this
      notice                                      41,950,166

 (v)  The number or amount of securities sold
      during the fiscal period of this notice
      in reliance upon registration pursuant
      to Rule 24f-2 (see attached Computation
      of Fee)                                     41,950,166



  WITNESS the due execution hereof this 15th day of December, 1995.


                              By:  /s/J. Crilley Kelly
                                 J. Crilley Kelly
                                 Assistant Secretary



                              COMPUTATION OF FEE


1.Actual aggregate sale price of Registrant's
  securities sold pursuant to Rule 24f-2 during
  the fiscal period for which the 24f-2 notice
  is filed (see Section v) ...................    $541,483,532

2.Reduced by the difference between:

  (a) actual aggregate redemption price
      of such securities redeemed by the
      issuer during the fiscal period for
      which the 24f-2 notice is filed         $371,228,459
  (b) actual aggregate redemption price
      of such redeemed securities
      previously applied by the issuer
      pursuant to Section 24e(2)(a) for
      the fiscal period for which the
      24f-2 notice is filed          -0-          $371,228,459

Total amount upon which the fee calculation specified in Section 6(b) of the Securities Act of 1933 is based $170,255,073